--------------------------------------------------------------------------------
Schroder International Fund
--------------------------------------------------------------------------------

Two Portland Square, Portland, Maine 04101

General Information    (207) 879-6200
Account Information    (800) 344-8332
Fund Literature        (800) 290-9826
Fax                    (207) 879-6050

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation through investment in securities markets outside the United States.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the 'Investment Adviser') is a wholly owned indirect subsidiary of Schroders plc, a London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of December 31, 1997, the Schroder Group had over $175 billion in assets under management. As of March 31, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $29 billion under management.

                                                                   June 15, 1998

Dear Shareholder:

     For the six-month period ended April 30, 1998, the Schroder International Fund rose 15.5%, as markets rebounded from the Asian crisis in October 1997. This performance was in line with the Fund's benchmark, the Morgan Stanley Capital International ('MSCI') EAFE(Registered) Index, which also returned 15.5% over the same period, although below the Lipper International Universe average return of 17.2%, among its international peers.

     The Fund entered the six-month period with a defensive stance due to concerns over extended valuations and the fallout from the Asian crisis. As Asian markets stabilized, market sentiment in western markets improved and equities benefited accordingly. During January and February 1998, the Fund's cash position was reduced and positions in continental Europe were increased. The continental European positions clearly delivered the most value-added. Within the region, the Fund's investments in the Mediterranean markets of Italy, Spain and Portugal were particularly rewarding, as these markets rose as a result of their economies having met the entry criteria for joining the European Economic and Monetary Union.

     During the period, the Fund's modest exposure to emerging markets, which generally lagged the developed markets over the past six months, was a positive contribution to absolute returns. The Fund's holdings in Japan continued to disappoint relative to those in Europe. In developed Asian markets, the Fund benefited from having no exposure in Hong Kong, a market which performed poorly.

--------------------------------------------------------------------------------


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Schroder International Fund
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     With regard to stock selection, management kept pace with continental
Europe's strong bull run. The European financial sector, which is benefiting from consolidation, and the utility sector, which is benefiting from restructuring and low interest rates, both added value. In the U.K., the Fund trailed the market performance, due to a lack of exposure in the pharmaceutical sector. The Fund's core holdings in the mid-cap and industrial sectors hurt performance early in the quarter, but the market upturn broadened out to include these stocks in March. In Japan, exposure to small capitalization companies outperformed the market, as did holdings in the domestic sectors. Management's underweighting of Japanese bank stocks also helped performance.

     Thank you for your interest in the Schroder International Fund.

                                         Sincerely,

                                         Mark J. Smith
                                         -------------
                                         Mark J. Smith
                                         President

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                                       2

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Schroder International Fund
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MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1998)(unaudited)

Q: How does management anticipate European Economic and Monetary Union (EMU) convergence will affect the participating countries?

A: Management believes the EMU project will have a beneficial effect for equity investors in Europe from both a top-down and bottom-up perspective. From the top-down view, which drives country and currency decisions, the impact of EMU has already been partly discounted by markets. EMU has resulted in inflation and bond yield convergence across the participating members. As a result, there has been what may be a once-in-a-lifetime decline in bond yields in the peripheral European markets such as Finland, Ireland, Spain, Italy and Portugal. This decline has in turn prompted an asset allocation shift among Europeans away from bonds and towards equity investments, particularly in the Southern European markets. This drop in interest rates has driven the outperformance of the smaller European markets in 1998.

From the bottom-up perspective, the EMU will further reduce trade barriers in the region. Companies are now under pressure to become more competitive and efficient. Over the past couple of years, numerous European companies have restructured and streamlined. Shareholders clearly benefit from these trends. The EMU has also sparked an interest in mergers, particularly in the financial and pharmaceutical sectors, to capture economies of scale and to capture market share across national boundaries.

Q: In Japan, export demand has been low and Asia's recovery from the crisis last Fall has been slow. What is Fund management's outlook on Japan?

A: From a purely domestic perspective, management believes Japanese equities offer interesting value, particularly since the alternative fixed income assets in Japan have such low yields. The 10-year long bond in Japan offered a yield of 1.3%, the lowest yield quoted this century across the world. From a foreign investor's perspective, the value is less compelling, since alternative investments are not Japanese fixed income instruments, but equity and bond assets in other regions. Clearly Japan's economic cycle and profit outlook is discouraging for international investors, who can find better cyclical and profit environments in other areas such as Europe. The Japanese government has announced several stimulus packages in recent months to jump-start the economy. Management believes that these packages are positive, but not positive enough to ensure a self-sustaining expansion in Japan. As a result, management has been scaling back investments in Japan in the past year, focusing on high-quality companies with visible earnings growth primarily in the efficient exporting sector.

Q: What is the Fund's position in emerging markets?

A: Over the past twelve months, and particularly in the second half of 1997, management reduced the Fund's exposure in emerging markets. Asian emerging markets were clearly vulnerable to the currency and interest rate turmoil that engulfed the region. Management completely moved out of Indonesia and the Philippines, and reduced positions in Thailand while maintaining a positive view on Korea, which we believe will be among the first economies in the region to turn from recession to recovery. In Korea, unlike the other Asian emerging markets, it is easy to find exporting companies that will benefit from a weak-currency production base.

The Fund moved out of the leading Latin American markets of Mexico, Brazil and Argentina. These markets are dependent on capital inflow from foreign investors, particularly westerners. Management believes that in the current environment, western investors are less likely to invest in the emerging markets, particularly since their home markets (the U.S., the U.K. and continental Europe) have been so profitable.

The views expressed in this report were those of the Fund's portfolio managers as of April 30, 1998, and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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                                       3

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Schroder International Fund
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           PORTFOLIO CHARACTERISTICS AS OF APRIL 30, 1998 (UNAUDITED)

                    COUNTRY WEIGHTINGS

COUNTRY                 % OF NET ASSETS    MSCI EAFE INDEX
----------------------------------------------------------
Australia                     2.38%              2.50%
Austria                       0.94%              0.40%
Belgium                       1.61%              1.50%
Chile                         0.74%              0.00%
Denmark                       1.04%              1.00%
France                       11.22%              8.80%
Germany                       7.69%             10.30%
Italy                         3.94%              4.70%
Japan                        16.00%             22.00%
Korea, Republic of            0.86%              0.00%
Malaysia                      0.33%              0.80%
Netherlands                  12.01%              5.80%
Portugal                      1.99%              0.70%
Singapore                     1.81%              0.80%
Spain                         2.77%              3.40%
Sweden                        3.32%              3.20%
Switzerland                   8.37%              7.80%
United Kingdom               16.21%             21.70%
Cash & Other Net
  Assets                      6.77%              0.00%
                        ---------------    ---------------
Total                        100.0%
                        ---------------
                        ---------------

                  INVESTMENT BY INDUSTRY

INDUSTRY                                   % OF NET ASSETS
----------------------------------------------------------
Capital Equipment                               17.07%
Consumer Durables                                5.82%
Consumer Non-Durables                            7.35%
Energy                                           8.56%
Finance                                         22.54%
Materials                                        6.02%
Multi-Industry                                   3.50%
Services                                        18.90%
Telecommunications                               3.47%
Cash & Cash Equivalents                          6.77%
                                           ---------------
Total                                           100.0%
                                           ---------------
                                           ---------------

                     TOP TEN HOLDINGS

SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Internationale Nederlanden Group NV (Net)        4.29%
Novartis (Swtz)                                  3.26%
Philips Electronics NV (Net)                     2.75%
Telecom Italia SpA (Ita)                         2.09%
Heineken NV (Net)                                1.90%
Banca di Roma (Ita)                              1.84%
Accor SA (Fra)                                   1.60%
Societe Generale (Fra)                           1.58%
Zurich Versicherungs (Swtz)                      1.57%
Endesa SA (Spa)                                  1.56%
                                           ---------------
Total                                           22.44%
                                           ---------------
                                           ---------------

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Schroder International Fund
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STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
         Investments (Notes 1 and 2):
            Investment in International Equity Fund (the 'Portfolio')        $185,824,077
         Receivable for Fund shares sold                                        2,801,226
                                                                             ------------
                              Total Assets                                    188,625,303
                                                                             ------------
LIABILITIES:
         Payable for Fund shares redeemed                                         125,231
         Payable to administrator (Note 3)                                          6,183
         Payable to subadministrator (Note 3)                                       7,697
         Accrued expenses and other liabilities                                    35,632
                                                                             ------------
                              Total Liabilities                                   174,743
                                                                             ------------
                              Net Assets                                     $188,450,560
                                                                             ------------
                                                                             ------------
COMPONENTS OF NET ASSETS:
         Paid-in capital                                                     $135,746,519
         Undistributed net investment income (loss)                               453,266
         Accumulated net realized gain (loss)                                   6,597,967
         Net unrealized appreciation (depreciation) on investments             45,652,808
                                                                             ------------
                              Net Assets                                     $188,450,560
                                                                             ------------
                                                                             ------------
NET ASSETS BY CLASS:
         Investor Class                                                       188,446,660
         Advisor Class                                                              3,900
                                                                             ------------
                              Net Assets                                     $188,450,560
                                                                             ------------
                                                                             ------------
SHARES OF BENEFICIAL INTEREST:
         Investor Class                                                         9,907,267
         Advisor Class                                                                205
NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST):
         Investor Class                                                            $19.02
         Advisor Class                                                             $19.02

    The accompanying notes are an integral part of the financial statements.
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                                       5

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Schroder International Fund
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STATEMENT OF OPERATIONS

                                                                                                         For the Period
                                                                                                          Ended April
                                                                                                            30, 1998
                                                                                                          (unaudited)
                                                                                                         --------------
NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
       Dividend income (net of foreign withholding taxes of $187,692)                                     $   1,038,431
       Interest income                                                                                          527,118
       Net expenses                                                                                            (672,149)
                                                                                                         --------------
                              Net Investment Income Allocated from the Portfolio                                893,400
                                                                                                         --------------
EXPENSES:
       Administration (Note 3)                                                                                  134,512
       Subadministration (Note 3)                                                                                44,837
       Transfer agency (Note 3)                                                                                  19,092
       Accounting (Note 3)                                                                                        6,000
       Legal                                                                                                      6,391
       Audit                                                                                                      7,145
       Registration                                                                                              23,029
       Reporting                                                                                                  3,757
       Trustees                                                                                                   4,184
       Miscellaneous                                                                                             13,962
                                                                                                         --------------
                              Total expenses                                                                    262,909
       Fee waived (Note 4)                                                                                      (47,688)
                                                                                                         --------------
                              Net expenses                                                                      215,221
                                                                                                         --------------
NET INVESTMENT INCOME (LOSS)                                                                                    678,179
                                                                                                         --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
    FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY
    TRANSACTIONS ALLOCATED FROM THE PORTFOLIO:
       Net realized gain (loss) on investments sold                                                           5,805,337
       Net realized gain (loss) on forward foreign currency contracts and foreign
          currency transactions                                                                                 880,908
                                                                                                         --------------
                              Net realized gain (loss) on investments, forward foreign
                                currency contracts and foreign currency transactions                          6,686,245
                                                                                                         --------------
       Net change in unrealized appreciation (depreciation) on investments                                   18,321,269
       Net change in unrealized appreciation (depreciation) on forward foreign
          currency contracts and foreign currency transactions                                                  (77,640)
                                                                                                         --------------
                              Net change in unrealized (depreciation) appreciation on
                                investments, forward foreign currency contracts and
                                foreign currency transactions                                                18,243,629
                                                                                                         --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS ALLOCATED FROM THE PORTFOLIO                                                                  24,929,874
                                                                                                         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                           $  25,608,053
                                                                                                         --------------
                                                                                                         --------------

    The accompanying notes are an integral part of the financial statements.
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                                       6

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Schroder International Fund
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STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    For the
                                                                                  Period Ended       For the Year
                                                                                 April 30, 1998         Ended
                                                                                  (unaudited)      October 31, 1997
                                                                                 --------------    ----------------
NET ASSETS, BEGINNING OF PERIOD                                                   $ 191,219,133      $202,735,202
                                                                                 --------------    ----------------
OPERATIONS:
         Net investment income (loss)                                                   678,179         1,318,131
         Net realized gain (loss) on investments sold                                 6,686,245        17,315,084
         Net change in unrealized appreciation (depreciation) on investments         18,243,629        (3,581,079)
                                                                                 --------------    ----------------
         Net increase (decrease) in net assets resulting from operations             25,608,053        15,052,136
                                                                                 --------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income-Investor Class                                        (3,140,556)       (4,570,768)
         Net realized gain on investments-Investor Class                            (15,603,343)      (26,130,027)
                                                                                 --------------    ----------------
         Total distributions to shareholders                                        (18,743,899)      (30,700,795)
                                                                                 --------------    ----------------
CAPITAL TRANSACTIONS IN DOLLARS:
         Sale of shares-Investor Class                                               37,535,652        67,836,994
         Sale of shares-Advisor Class                                                     3,500                --
         Reinvestment of distributions-Investor Class                                12,794,795        17,731,934
         Redemption of shares-Investor Class                                        (59,966,674)      (81,436,338)
                                                                                 --------------    ----------------
         Net increase (decrease) from capital share transactions                     (9,632,727)        4,132,590
                                                                                 --------------    ----------------
         Net increase (decrease) in net assets                                       (2,768,573)      (11,516,069)
                                                                                 --------------    ----------------
NET ASSETS, END OF PERIOD (INCLUDING LINE A)                                      $ 188,450,560      $191,219,133
                                                                                 --------------    ----------------
                                                                                 --------------    ----------------
(A) Accumulated undistributed net investment income (loss)                        $     453,266      $  2,915,645
                                                                                 --------------    ----------------
                                                                                 --------------    ----------------
CAPITAL TRANSACTIONS IN SHARES:
         Sale of shares-Investor Class                                                2,138,583         3,607,984
         Sale of shares-Advisor Class                                                       205                --
         Reinvestment of distributions-Investor Class                                   788,008         1,033,932
         Redemption of shares-Investor Class                                         (3,430,116)       (4,365,136)
                                                                                 --------------    ----------------
         Net increase (decrease) in shares                                             (503,320)          276,780
                                                                                 --------------    ----------------
                                                                                 --------------    ----------------

    The accompanying notes are an integral part of the financial statements.

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Schroder International Fund
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FINANCIAL HIGHLIGHTS - INVESTOR SHARES

     Selected per share data and ratios for an Investor share outstanding throughout each period:

                                      For the
                                  Six Months Ended                 For the Year Ended October 31,
                                   April 30, 1998      ------------------------------------------------------
                                    (unaudited)          1997      1996 (a)      1995       1994       1993
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                              $  18.37         $  20.01    $  20.91    $  23.17   $  20.38   $  15.15
                                      --------         --------    --------    --------   --------   --------
Investment Operations:
  Net Investment Income (Loss)            0.06             0.14(b)     0.15(b)     0.46       0.18       0.08
  Net Realized and Unrealized
     Gain (Loss) on Investments           2.43             1.31        1.74       (0.18)      2.69       5.27
                                      --------         --------    --------    --------   --------   --------
Total from Investment
  Operations                              2.49             1.45        1.89        0.28       2.87       5.35
                                      --------         --------    --------    --------   --------   --------
Distributions From:
  Net Investment Income                  (0.29)           (0.46)      (0.47)         --      (0.08)     (0.12)
  Net Realized Gain on
     Investments                         (1.55)           (2.63)      (2.32)      (2.54)        --         --
                                      --------         --------    --------    --------   --------   --------
Total Distributions                      (1.84)           (3.09)      (2.79)      (2.54)     (0.08)     (0.12)
                                      --------         --------    --------    --------   --------   --------
Net Asset Value, End of Period        $  19.02         $  18.37    $  20.01    $  20.91   $  23.17   $  20.38
                                      --------         --------    --------    --------   --------   --------
                                      --------         --------    --------    --------   --------   --------
Total Return (c)                         15.48%            8.33%      10.05%       2.08%     14.10%     35.54%

Ratio/Supplementary Data
Net Assets at End of Period (in
  thousands)                          $188,447         $191,219    $202,735    $212,330   $500,504   $320,550
Ratios to Average Net Assets:
  Expenses including
     reimbursement/waiver                 0.99%(b)(d)      0.99%(b)    0.99%(b)    0.91%      0.90%      0.91%
  Expenses excluding
     reimbursement/waiver                 1.05%(b)(d)      1.06%(b)    1.04%(b)    N/A        N/A        N/A
  Net investment income (loss)
     including
     reimbursement/waiver                 0.76%(b)(d)      0.67%(b)    0.86%(b)    0.99%      0.94%      0.87%
Average Commission Rate Per
  Share (e)                           $ 0.0244         $ 0.0280    $ 0.0256        N/A        N/A        N/A
Portfolio Turnover Rate (f)              20.25%           36.22%      56.20%      61.26%     25.17%     56.05%

------------------
 (a) On November 1, 1995 the Fund converted to Core and Gateway(Registered). On May 16, 1996, the Fund began offering two classes of shares, Investor Shares and Advisor Shares. At that time, all outstanding shares of the Fund were designated as Investor Shares.
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(c) Total returns would have been lower had certain expenses not been reduced during the period shown (See Note 4).
(d) Annualized.
(e) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.
(f) Portfolio turnover represents the rate of portfolio activity. The rate after October 31, 1995 represents the portfolio turnover rate of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

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                                       8

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Schroder International Fund
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FINANCIAL HIGHLIGHTS--ADVISOR SHARES

      Selected per share data and ratios for an Advisor share outstanding throughout the period:

                                                                                          For the Period
                                                                                              Ended
                                                                                          April 30, 1998
                                                                                          (unaudited)(a)
                                                                                          --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $       16.35
INVESTMENT OPERATIONS
       Net Investment Income (Loss)                                                                 0.04(b)
       Net Realized and Unrealized Gain (Loss) on Investments                                       2.63
                                                                                          --------------
       Total from Investment Operations                                                             2.67
                                                                                          --------------
DISTRIBUTIONS FROM
       Net Investment Income                                                                          --
       Net Realized Gain on Investments                                                               --
                                                                                          --------------
       Total Distributions                                                                            --
                                                                                          --------------
NET ASSET VALUE, END OF PERIOD                                                             $       19.02
                                                                                          --------------
                                                                                          --------------
       Total Return (c)                                                                            16.33%
       Ratio/Supplementary Data
NET ASSETS AT END OF PERIOD (IN THOUSANDS)                                                 $           4
       Ratios to Average Net Assets:
       Expenses including reimbursement/waiver                                                       1.24%(b)(d)
       Expenses excluding reimbursement/waiver                                                     673.02%(b)(d)
       Net investment income (loss) including reimbursement/waiver                                   1.74%(b)(d)
       Average Commission Rate Per Share (e)                                               $       0.0244
       Portfolio Turnover Rate (f)                                                                  20.25%

------------------
(a) Advisor Class shares were first issued on January 21, 1998.
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(c) Total returns would have been lower had certain expenses not been reduced during the period shown (See Note 4).
(d) Annualized.
(e) Amount represents the average commissions per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.
(f) Portfolio turnover represents the rate of portfolio activity of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

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                                       9

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Schroder International Fund
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NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the 'Trust') was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has eight investment portfolios. Included in this report is the Schroder International Fund (the 'Fund'), a diversified portfolio that commenced operations on December 19, 1985. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 1998, both Investor Shares and Advisor Shares had been issued.

   MASTER-FEEDER ARRANGEMENT

         Effective November 1, 1996, the Fund seeks to achieve its investment objective by investing all of its investable assets in International Equity Fund (the 'Portfolio'), a separate diversified portfolio of Schroder
   Capital Funds ('Schroder Core') that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records its share of the Portfolio's income, expenses and realized and unrealized gain and loss daily. The Portfolio's financial statements are included on pages 12 to 22 in this report and should be read in conjunction with the Fund's financial statements. The Fund owns approximately 89.01% of the interests in the Portfolio, and is deemed, for purposes of the Act, to control the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION

         The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by a fund.

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                                       10
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Schroder International Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. ('SCMI') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         The Trust, on behalf of the Fund, entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services, LLC ('FAdS'). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.15% of average daily net assets of the Fund. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of average daily net assets of the Fund.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ('FSS'). The transfer agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other charges.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ('FAcS') is the Fund's fund accountant. For its services to the Fund, FAcS is entitled to receive from the Trust a fee of $12,000 per year.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         Schroder Advisors voluntarily has waived a portion of its fees and has assumed certain expenses of the Fund so that its total expenses chargeable to Investor and Advisor Shares, including indirect expenses borne by the Fund as a result of investing in the Portfolio, would not exceed an annual rate of 0.99% and 1.24%, respectively, of the Fund's average daily net assets attributable to Investor and Advisor shares, respectively. The expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust. FAdS, FSS and FAcS may waive voluntarily all or a portion of their fees, from time to time. For the six months ended April 30, 1998, Schroder Advisors waived and reimbursed fees of $42,280 and $5,408, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 1998 (UNAUDITED)

          STOCKS AND WARRANTS - 93.2%
SHARES                                       VALUE US$
---------                                  ------------
            AUSTRALIA - 2.4%
            COMMON STOCK
  198,500   Australia & New Zealand
              Banking Group Ltd.
              Finance                      $  1,385,152
   74,600   Brambles Industries Ltd.
              Materials                       1,537,427
  118,035   Broken Hill Proprietary Co.
              Ltd.
              Multi-Industry                  1,154,339
   86,000   Telstra Corp.
              Services                          201,852
  108,000   Woodside Petroleum Ltd.
              Energy                            706,246
                                           ------------
                                              4,985,016
                                           ------------
            AUSTRIA - 1.0%
            PREFERRED STOCK
   13,890   Bank Austria AG
              Finance                         1,079,909
   11,440   Bank Austria AG (a)
              Finance                           884,174
                                           ------------
                                              1,964,083
                                           ------------
            BELGIUM - 1.6%
            COMMON STOCK
    3,300   B.M.T. NV
              Materials                         712,878
   27,340   IPSO-Industrial Laundry Group
              N.V.
              Capital Equipment               1,698,000
   36,000   Xeikon N.V. (a)
              Services                          963,000
                                           ------------
                                              3,373,878
                                           ------------
            CHILE - 0.7%
            COMMON STOCK
   61,950   Compania de Telecomunicacion
              de Chile SA ADR
              Services                        1,552,622
                                           ------------
            DENMARK - 1.0%
            COMMON STOCK
   40,300   International Service
              System A/S
              Services                        2,178,951
                                           ------------
            FRANCE - 11.2%
            COMMON STOCK
   12,290   Accor SA
              Services                        3,347,288
    8,790   Canal Plus
              Services                        1,526,397
   20,740   Compagnie Financiere de
              Paribas
              Finance                         2,205,723


 SHARES                                     VALUE US$
---------                                  ------------
            FRANCE (CONCLUDED)
   14,219   Compagnie Generale des Eaux
              Energy                       $  2,641,637
   20,200   Elf Aquitaine
              Energy                          2,648,444
   10,020   Groupe Danone
              Consumer Non-Durables           2,364,386
    9,300   Legrand SA
              Capital Equipment               2,457,210
   30,037   Michelin (Cie Gle Des Etabl.)
              Capital Equipment               1,891,226
   12,120   Primagaz (Cie Des Gaz Petrole)
              Energy                          1,045,280
   15,914   Societe Generale
              Finance                         3,310,899
            WARRANTS
   14,156   Compagnie Generale de Eaux (a)
              Multi-Industry                     20,583
    1,256   Primagaz (Cie Des Gaz Petrole)
              (a)
              Energy                             15,007
                                           ------------
                                             23,474,080
                                           ------------
            GERMANY - 7.7%
            COMMON STOCK
    6,280   Allianz AG
              Finance                         1,931,770
   40,210   Bayer AG
              Materials                       1,788,107
   28,900   Deutsche Bank AG
              Finance                         2,224,068
    3,400   Mannesmann AG
              Capital Equipment               2,698,022
   74,770   Tarkett AG
              Materials                       2,583,304
   29,505   Veba AG
              Multi-Industry                  1,950,010
       62   Wella AG
              Consumer Non-Durables              53,207
            PREFERRED STOCK
    5,710   SAP AG
              Services                        2,847,840
                                           ------------
                                             16,076,328
                                           ------------
            ITALY - 4.0%
            COMMON STOCK
2,094,130   Banca di Roma (a)
              Finance                         3,858,649
  585,385   Telecom Italia SpA
              Energy                          4,377,297
                                           ------------
                                              8,235,946
                                           ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)


 SHARES                                     VALUE US$
---------                                  ------------
            JAPAN - 16.0%
            COMMON STOCK
  106,000   Amada Metrecs Co. Ltd.
              Capital Equipment            $    619,328
   61,000   Arcland Sakamoto
              Services                          337,017
   19,000   Asahi Bank Ltd.
              Finance                            72,837
   64,000   Bridgestone Corp.
              Materials                       1,464,930
   21,100   Credit Saison Co., Ltd.
              Finance                           458,314
   60,000   Dai-Dan Co., Ltd.
              Capital Equipment                 374,631
  321,000   Dai-Tokyo Fire & Marine
              Insurance Co.
              Finance                         1,178,272
  138,000   Daiwa House Industry Co., Ltd.
              Capital Equipment               1,117,536
  168,000   Daiwa Securities Co., Ltd.
              Finance                           635,738
      211   East Japan Railway Co.
              Services                        1,054,392
   38,000   Fuji Photo Film Co.
              Capital Equipment               1,354,575
   29,000   Glory Ltd.
              Capital Equipment                 487,248
  264,000   Hanshin Electric Railway
              Services                          817,195
  189,000   Hitachi Ltd.
              Capital Equipment               1,357,459
   24,000   Ito-Yokado Co. Ltd.
              Services                        1,244,532
   92,000   Japan Airport Terminal Co.
              Services                          577,917
  655,000   Kobe Steel Ltd.
              Materials                         515,553
    7,400   Kyocera Corp.
              Capital Equipment                 388,678
    7,300   Mabuchi Motor Co.
              Capital Equipment                 423,204
  106,000   Matsushita Electric Industrial
              Co., Ltd.
              Consumer Durables               1,701,785
   18,000   Meiko Shokai
              Capital Equipment                 217,967
  130,000   Mitsubishi Corp.
              Services                          983,879
  240,000   Mitsubishi Electric Corp.
              Capital Equipment                 617,574
  150,000   Mitsui & Co., Ltd.
              Multi-Industry                    930,901
   53,000   Mitsui Fudosan Co., Ltd.
              Finance                           484,553
   44,000   Murata Manufacturing Co., Ltd.
              Capital Equipment               1,292,060


 SHARES                                     VALUE US$
---------                                  ------------
            JAPAN (CONCLUDED)
   26,000   Nagaileben Co., Ltd.
              Consumer Durables            $    491,940
  159,000   Oji Paper Co., Ltd.
              Materials                         746,083
   76,000   Omron Corp.
              Services                        1,194,161
   10,800   SMC Corp.
              Capital Equipment                 901,688
   11,000   Secom
              Services                          649,360
   85,000   Showa Shell Sekiyu
              Energy                            431,014
   13,000   Sony Corp
              Capital Equipment               1,083,251
   64,000   Takeda Chemical Inds.
              Consumer Durables               1,834,948
  190,000   Teijin Ltd.
              Materials                         543,556
   10,200   Toho Co.
              Services                        1,072,263
  104,000   Tokio Marine & Fire Insurance
              Co.
              Finance                         1,133,429
  124,000   Toppan Printing Co., Ltd.
              Services                        1,476,213
   40,000   Toyota Motor Corp.
              Capital Equipment               1,047,739
                                           ------------
                                             33,313,720
                                           ------------
            KOREA, REPUBLIC OF - 0.8%
            COMMON STOCK
   42,000   Daewoo Heavy Industries
              Capital Equipment                 207,722
   32,000   Korea Electric Power Corp.
              Energy                            435,765
   52,000   LG Electronics
              Capital Equipment                 618,631
        9   SK Telecom Co. Ltd.
              Services                            5,375
    8,300   Samsung Electronics Co.
              Capital Equipment                 459,559
            RIGHTS
      660   Samsung Electronics Co. (a)
              Capital Equipment                  12,741
                                           ------------
                                              1,739,793
                                           ------------
            MALAYSIA - 0.3%
            COMMON STOCK
   74,000   Petronas Gas Berhad
              Energy                            178,075
   58,000   Tanjong PLC
              Finance                           131,818
  193,000   Tenaga Nasional Berhad
              Energy                            384,452
                                           ------------
                                                694,345
                                           ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)


 SHARES                                     VALUE US$
---------                                  ------------
            NETHERLANDS - 12.0%
            COMMON STOCK
  123,000   Elsevier NV
              Services                     $  1,856,719
   55,410   Gucci Group NV-NY Shares
              Consumer Non-Durables           2,580,029
   17,100   Heineken NV
              Consumer Non-Durables           3,965,880
  137,989   Internationale Nederlanden
              Group NV
              Finance                         8,967,065
   13,010   Oce-Van Der Grinten NV
              Capital Equipment               1,963,852
   65,190   Philips Electronics NV
              Capital Equipment               5,743,044
            PREFERRED STOCK
    4,800   Internationale Nederlanden
              Group NV
              Finance                            23,519
                                           ------------
                                             25,100,108
                                           ------------
            PORTUGAL - 2.0%
            COMMON STOCK
   49,720   Portugal Telecom (a)
              Services                        2,671,822
   50,665   Semapa - Sociedade de
              Investimento e Gestao SGPS
              SA
              Materials                       1,481,802
                                           ------------
                                              4,153,624
                                           ------------
            SINGAPORE - 1.8%
            COMMON STOCK
  194,000   City Developments Ltd.
              Finance                           839,218
  143,975   Development Bank of Singapore
              Ltd. (a)
              Finance                           954,681
  143,000   Keppel Corp. Ltd.
              Services                          384,704
   89,996   Singapore Press Holdings Ltd.
              Services                          994,587
  126,000   United Overseas Bank Ltd.
              Finance                           596,779
                                           ------------
                                              3,769,969
                                           ------------
            SPAIN - 2.8%
            COMMON STOCK
   23,200   Banco Popular Espanol SA
              Finance                         1,902,700
   35,800   Centros Comerciales Pryca SA
              Services                          630,667
  134,430   Endesa S.A.
              Energy                          3,263,399
                                           ------------
                                              5,796,766
                                           ------------


 SHARES                                     VALUE US$
---------                                  ------------
            SWEDEN - 3.3%
            COMMON STOCK
   79,400   Atlas Copco AB
              Capital Equipment            $  2,339,277
   47,340   Svenska Handelsbanken (a)
              Finance                         2,147,147
   46,790   Telefonaktiebolaget LM
              Ericsson 'B' Shares
              Services                        2,466,832
                                           ------------
                                              6,953,256
                                           ------------
            SWITZERLAND - 8.4%
            COMMON STOCK
    1,600   Asea Brown Boveri Ltd.
              Capital Equipment               2,624,176
    4,370   Adecco SA
              Multi-Industry                  1,908,361
    4,123   Novartis
              Consumer Durables               6,817,147
      198   Roche Holding AG
              Consumer Non-Durables           2,007,194
    5,250   The Selectra Group (a)
              Consumer Non-Durables             882,059
    5,380   Zurich
              Versicherungs-Gesellschaft
              Finance                         3,278,432
                                           ------------
                                             17,517,369
                                           ------------
            UNITED KINGDOM - 16.2%
            COMMON STOCK
  189,530   Airtours plc
              Services                        1,659,695
  104,190   Allied Domecq plc
              Consumer Non-Durables           1,071,340
  202,690   Asda Group plc
              Services                          678,627
   26,200   Barclays plc
              Finance                           755,643
   90,771   Blue Circle Industries plc
              Materials                         539,148
  128,210   British Airways plc
              Services                        1,335,476
   98,900   British Energy plc
              Energy                            901,195
  121,050   British Land Co. plc
              Finance                         1,511,860
  100,000   British Sky Broadcasting Group
              plc
              Services                          727,303
  112,140   Cable & Wireless plc
              Services                        1,284,332
   81,700   Cadbury Schweppes plc
              Consumer Non-Durables           1,191,145
  381,000   David S. Smith Holdings plc
              Services                        1,433,289
   58,000   De La Rue plc
              Services                          277,829

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
AS OF APRIL 30, 1998 (UNAUDITED)


 SHARES                                     VALUE US$
---------                                  ------------
            UNITED KINGDOM (CONCLUDED)
  123,130   EMI Group plc
              Consumer Non-Durables        $  1,250,652
   95,453   Enterprise Oil plc
              Energy                            879,361
   29,300   HSBC Holdings plc
              Finance                           924,412
   50,200   Johnson Matthey plc
              Capital Equipment                 508,631
   64,470   Kingfisher plc
              Services                        1,170,614
  259,180   LASMO plc (a)
              Energy                          1,138,598
  100,276   Lloyds TSB Group plc
              Finance                         1,501,374
  214,440   Lucas Varity plc
              Capital Equipment                 958,186
  312,400   MFI Furniture plc
              Services                          475,312
    9,490   National Westminster Bank plc
              Finance                           189,927
  268,990   Pilkington Brothers plc
              Materials                         564,425
   91,455   Prudential Corp. plc
              Finance                         1,295,141
  129,760   Rank Group plc
              Services                          839,610
  166,700   Rolls-Royce plc
              Capital Equipment                 778,100
   85,349   Standard Chartered plc
              Finance                         1,307,127
   70,255   Tesco plc
              Services                          657,796


 SHARES                                     VALUE US$
---------                                  ------------
            UNITED KINGDOM (CONCLUDED)
   91,150   Tibbett and Britten Group plc
              Services                     $    847,340
  101,422   United News & Media plc
              Services                        1,375,242
  159,550   Vodafone Group plc
              Services                        1,747,282
  109,970   Williams Holdings plc
              Multi-Industry                    843,940
   25,100   Zeneca Group plc
              Consumer Durables               1,081,050
                                           ------------
                                             33,701,002
                                           ------------
            Total Stocks and Warrants
              (cost $145,280,836)           194,580,856
            REPURCHASE AGREEMENTS - 4.8%
            Chase Securities, Inc., 5.45%,
              5/1/98, to be repurchased at
              $10,001,514. Collateralized
              by $6,415,000 U.S. Treasury
              Bonds, 14.00%, 11/15/11.       10,000,000
                                           ------------
            Total Investments - 98.0%
              (cost $155,280,836)           204,580,856
            Other Assets Less
              Liabilities - 2.0%              4,181,846
                                           ------------
            Total Net Assets - 100.0%      $208,762,702
                                           ------------
                                           ------------

------------------
(a) Non-income producing security.
ADR - American Depositary Receipts

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments at cost                                              $145,280,836
            Repurchase agreements at cost                                      10,000,000
            Net unrealized appreciation (depreciation)                         49,300,020
                                                                             ------------

                              Total investments at value                      204,580,856
         Cash                                                                   4,438,800
         Net receivable for forward foreign currency contracts                    251,073
         Receivable for dividends, tax reclaims and interest                      651,429
         Receivable for investments sold                                        1,137,352
         Organization costs, net of amortization (Note 2)                           6,183
                                                                             ------------

                              Total assets                                    211,065,693
                                                                             ------------

LIABILITIES:
         Payable for investments purchased                                      2,151,166
         Payable to investment adviser (Note 3)                                    74,990
         Payable to administrator (Note 3)                                         12,988
         Payable to subadministrator (Note 3)                                      12,988
         Accrued fees and other liabilities                                        50,859
                                                                             ------------

                              Total liabilities                                 2,302,991
                                                                             ------------
                              Net Assets                                     $208,762,702
                                                                             ------------
                                                                             ------------

COMPONENTS OF NET ASSETS:
         Investors' capital                                                  $159,174,667
         Net unrealized appreciation (depreciation) on investments             49,588,035
                                                                             ------------
                              Net Assets                                     $208,762,702
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                          For the Period
                                                                                              Ended
                                                                                          April 30, 1998
                                                                                           (unaudited)
                                                                                          --------------
INVESTMENT INCOME:
       Dividend income (net of foreign withholding taxes of $211,555)                      $   1,170,484
       Interest Income                                                                           590,686
                                                                                          --------------
                              Total investment income                                          1,761,170
                                                                                          --------------

EXPENSES:
       Investment advisory (Note 3)                                                              453,251
       Administration (Note 3)                                                                    75,524
       Subadministration (Note 3)                                                                 75,524
       Transfer agency (Note 3)                                                                    6,178
       Custody                                                                                    59,886
       Accounting (Note 3)                                                                        36,000
       Legal                                                                                       7,474
       Audit                                                                                      19,336
       Amortization of organization costs (Note 2)                                                 1,237
       Trustees                                                                                    4,578
       Pricing                                                                                    10,775
       Miscellaneous                                                                              17,716
                                                                                          --------------
                              Total expenses                                                     767,479
       Fees waived (Note 6)                                                                      (13,187)
                                                                                          --------------
                              Net expenses                                                       754,292
                                                                                          --------------
NET INVESTMENT INCOME (LOSS)                                                                   1,006,878
                                                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
    FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments sold                                            5,172,138
       Net realized gain (loss) on forward foreign currency contracts and foreign
        currency transactions                                                                    914,495
                                                                                          --------------
                              Net realized gain (loss) on investments, forward foreign
                                 currency contracts and foreign currency transactions          6,086,633
                                                                                          --------------
       Net change in unrealized appreciation (depreciation) on investments                    22,193,836
       Net change in unrealized appreciation (depreciation) on forward foreign currency
        contracts and foreign currency transactions                                              (11,584)
                                                                                          --------------
                              Net change in unrealized appreciation (depreciation) on
                                 investments, forward foreign currency contracts and
                                 foreign currency transactions                                22,182,252
                                                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS                        28,268,885
                                                                                          --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $  29,275,763
                                                                                          --------------
                                                                                          --------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                           For the Period Ended    For the Year Ended
                                                                              April 30, 1998          October 31,
                                                                               (unaudited)                1997
                                                                           --------------------    ------------------
NET ASSETS, BEGINNING OF PERIOD                                                $211,683,857           $202,743,299
                                                                           --------------------    ------------------
OPERATIONS:
         Net investment income (loss)                                             1,006,878              1,793,152
         Net realized gain (loss) on investments sold                             6,086,633             17,268,916
         Net change in unrealized appreciation (depreciation) on
           investments                                                           22,182,252             (3,584,475)
                                                                           --------------------    ------------------
         Net increase (decrease) in net assets resulting from operations         29,275,763             15,477,593
                                                                           --------------------    ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                                           21,783,475             70,336,827
         Withdrawals                                                            (53,980,393)           (76,873,862)
                                                                           --------------------    ------------------
         Net transactions from investors' beneficial interest                   (32,196,918)            (6,537,035)
                                                                           --------------------    ------------------
         Net increase (decrease) in net assets                                   (2,921,155)             8,940,558
                                                                           --------------------    ------------------
NET ASSETS, END OF PERIOD                                                      $208,762,702           $211,683,857
                                                                           --------------------    ------------------
                                                                           --------------------    ------------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the following periods:

                                                             For the Six
                                                             Months Ended            For the Year Ended October 31,
                                                            April 30, 1998           ------------------------------
                                                             (unaudited)                 1997            1996
----------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver                          0.75% (a)               0.75%           0.75%
  Expenses excluding reimbursement/waiver                          0.76% (a)               0.77%           0.75%
  Net investment income including reimbursement/waiver             1.00% (a)               0.90%           1.10%
Average Commission Rate Per Share (b)                          $ 0.0244                $ 0.0280        $ 0.0256
Portfolio Turnover Rate                                           20.25%                  36.22%          56.20%

------------------
(A) Annualized.
(B) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, currently has eight investment portfolios. Included in this report is International Equity Fund (the 'Portfolio'), a diversified portfolio that commenced operations on November 1, 1995. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, generally are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked to market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect on the date of the transactions. There were no fair valued securities as of April 30, 1998.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

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                                       20

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International Equity Fund
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

   REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios.

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ('SCMI') is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.45% of the average daily net assets of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Schroder Core, on behalf of the Portfolio, has entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services, LLC ('FAdS'), respectively. Pursuant to their agreements, Schroder Advisors and FAdS provide certain management and administrative services to the Portfolio. For their services, each of Schroder Advisors and FAdS is entitled to receive an annual fee, payable monthly, of 0.075% of the Portfolio's average daily net assets, subject to an annual minimum of $25,000 payable to FAdS for subadministration services.

   OTHER SERVICE PROVIDERS

         Forum Accounting Services, LLC ('FAcS') performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions. FAcS also serves as the Portfolio's transfer agent and is entitled to compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other charges.

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                                       21

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International Equity Fund
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended April 30, 1998 aggregated $34,478,987 and $41,100,252, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of April 30, 1998 was $155,280,836 and the net unrealized appreciation of investment securities was $49,300,020. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $65,535,693, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $16,235,673.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6. WAIVER OF FEES

         SCMI voluntarily has waived a portion of its advisory fees and has assumed certain expenses of the Portfolio so that its total expenses would not exceed 0.75% of the Portfolio's average daily net assets. Schroder Advisors, FAdS, and FAcS may waive voluntarily all or a portion of their fees from time to time. For the six months ended April 30, 1998, SCMI waived fees of $13,187.

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                                       22

TRUSTEES

Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith
David N. Dinkins
Peter S. Knight
Sharon L. Haugh

OFFICERS

Hermann C. Schwab
  Chairman of the Board
Mark J. Smith
  President
Mark Astley
  Vice President
Robert G. Davy
  Vice President
Margaret H. Douglas-Hamilton
  Vice President
Richard R. Foulkes
  Vice President
John Y. Keffer
  Vice President
Jane P. Lucas
  Vice President
Catherine A. Mazza
  Vice President
Michael Perelstein
  Vice President
Fariba Talebi
  Vice President
John A. Troiano
  Vice President
Ira L. Unschuld
  Vice President
Alexandra Poe
  Vice President
  Secretary
Fergal Cassidy
  Treasurer

INVESTMENT ADVISER

Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019


ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019


CUSTODIAN

The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom


TRANSFER AND DIVIDEND
DISBURSING AGENT

Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101


COUNSEL

Ropes & Gray
One International Place
Boston, Massachusetts 02110


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

This report is for the information of the shareholders of the Schroder International Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.


       [SCHRODERS LOGO]

       Schroder
       International
       Fund



       SEMI-ANNUAL REPORT

       April 30, 1998
       (Unaudited)



      Schroder Capital Funds (Delaware)